Other Assets (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Summary of Other Assets

	12.31.2017	12.31.2016
Taxes recoverable (i)	171.0	156.8
Court-mandated escrow deposits (ii)	62.5	61.3
Prepaid expenses	22.4	19.9
Loan with a joint operation (iii)	19.7	18.0
Advances to employees	12.5	11.4
Advances for services to be rendered (iv)	11.5	133.2
Credit with suppliers (v)	1.8	43.0
Compulsory loan	1.3	1.1
Collateral pledged	0.8	0.7
Loans	—	12.3
Other	73.4	48.9

	376.9	506.6

Current portion	255.4	349.9
Non-current portion	121.5	156.7

(i)	Taxes recoverable

	12.31.2017	12.31.2016
ICMS (State Value-added Tax) and IPI (Excise Tax)	96.3	84.4
PIS (Social Integration Program) and COFINS (Contribution for Social Security)	51.1	52.7
Income tax and social security on net income withheld	8.8	8.6
Income tax recoverable	0.1	—
Other	14.7	11.1

	171.0	156.8

Current portion	120.4	74.3
Non-current portion	50.6	82.5

(ii)	Court-mandated escrow deposits relate to amounts deposited in connection with pending legal actions, substantially federal taxes and contributions where a liability has been established, as described in Note 23.
(iii)	Refers to the joint operation of the Embraer Group (2.1.4), in which only assets and liabilities under the Company’s responsibility are consolidated. Thus, the amount presented refers to the balance of the intercompany loan receivable from the other partner of EZ Air Interior Limited.
(iv)	In 2016 refers mainly to advances to the supplier hired by subsidiary Visiona to launch the geostationary satellite.
(v)	Refers to rework carried out on products supplied by third parties, to be reimbursed in accordance with contractual agreements and credits negotiated with certain suppliers that will be consumed over time.